Segment Reporting - Additional Information (Detail)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Disclosure [Line Items]
Percentage of consolidated revenue not exceeded by any customer			10.00%	10.00%	10.00%
General Electric Company
Segment Reporting Disclosure [Line Items]
Percentage of revenues	8.00%	11.00%	10.00%	14.00%	19.00%